FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       October 8, 2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       93

Form 13F Information Table Value Total:       $125,562



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     2445    58917 SH       SOLE                             58917
Aaron Rents Inc                COM              002535201      434    14856 SH       SOLE                             14856
Abbott Laboratories            COM              002824100      503     9395 SH       SOLE                              9395
Accenture Ltd                  COM              g1150g111     1632    38050 SH       SOLE                             38050
Adobe Systems Inc              COM              00724F101      201     5000 SH       SOLE                              5000
Agilent Technologies Inc       COM              00846U101     1261    32800 SH       SOLE                             32800
Alltel Corp                    COM              020039103     1148    17000 SH       SOLE                             17000
Altria Group Inc               COM              02209S103      432     6165 SH       SOLE                              6165
American International Group   COM              026874107      760    10856 SH       SOLE                             10856
Amphenol Corp-CL A             COM              032094203     2686    75350 SH       SOLE                             75350
Arch Capital Group             COM              G0450A105      889    12250 SH       SOLE                             12250
Avery-Dennison Corp            COM              053611109      386     5800 SH       SOLE                              5800
BB&T Corporation               COM              054937107      452    11100 SH       SOLE                             11100
Baker Hughes Inc               COM              057224107     1546    18375 SH       SOLE                             18375
Bank of America Corp           COM              060505104     4754    97233 SH       SOLE                             97233
Bank of New York Co Inc        COM              064057102     1450    35000 SH       SOLE                             35000
Best Buy Co Inc                COM              086516101      338     7252 SH       SOLE                              7252
Burlington Northern Santa Fe   COM              12189T104     1275    14975 SH       SOLE                             14975
CVS/Caremark Corp              COM              126650100      448    12290 SH       SOLE                             12290
Chevron Corp                   COM              166764100     2507    29762 SH       SOLE                             29762
Cisco Systems Inc              COM              17275R102     2763    99195 SH       SOLE                             99195
Citigroup Inc                  COM              172967101     1899    37032 SH       SOLE                             37032
Coach Inc                      COM              189754104     3322    70093 SH       SOLE                             70093
Coca Cola Co                   COM              191216100      966    18468 SH       SOLE                             18468
Commscope                      COM              203372107     1891    32400 SH       SOLE                             32400
ConocoPhillips                 COM              20825C104     1523    19400 SH       SOLE                             19400
Costco Wholesale Corp          COM              22160K105      306     5230 SH       SOLE                              5230
Danaher Corp                   COM              235851102     2100    27815 SH       SOLE                             27815
Dell Inc                       COM              24702R101     2934   102779 SH       SOLE                            102779
Dow Chemical Co                COM              260543103      349     7900 SH       SOLE                              7900
EMC Corp - Mass                COM              268648102      239    13200 SH       SOLE                             13200
Exxon Mobil Corp               COM              30231G102     3324    39625 SH       SOLE                             39625
Fannie Mae                     COM              313586109      516     7900 SH       SOLE                              7900
Garmin Ltd                     COM              G37260109     2519    34050 SH       SOLE                             34050
General Electric Co            COM              369604103     4661   121758 SH       SOLE                            121758
Gilead Sciences Inc.           COM              375558103     1697    43750 SH       SOLE                             43750
Global Payments                COM              37940X102     1010    25475 SH       SOLE                             25475
Goldman Sachs Group Inc        COM              38141g104     2236    10315 SH       SOLE                             10315
Harris Corp                    COM              413875105     1155    21175 SH       SOLE                             21175
Home Depot Inc                 COM              437076102     2498    63476 SH       SOLE                             63476
Illinois Tool Works Inc        COM              452308109     1398    25800 SH       SOLE                             25800
Ingersoll Rand Co              COM              G4776G101      214     3900 SH       SOLE                              3900
International Business Machine COM              459200101      361     3429 SH       SOLE                              3429
Intuit Inc                     COM              461202103     1017    33800 SH       SOLE                             33800
JPMorgan Chase & Co            COM              46625H100     1484    30625 SH       SOLE                             30625
Johnson & Johnson              COM              478160104     3399    55164 SH       SOLE                             55164
Kellogg Co                     COM              487836108     1385    26750 SH       SOLE                             26750
Lam Research Corp              COM              512807108     1236    24050 SH       SOLE                             24050
Lehman Brothers Holding Inc    COM              524908100     2214    29208 SH       SOLE                             29208
Lennar Corp                    COM              526057104      810    22155 SH       SOLE                             22155
Lilly, Eli Co                  COM              532457108      204     3650 SH       SOLE                              3650
Lowe's Companies               COM              548661107      559    18200 SH       SOLE                             18200
McGraw-Hill Companies Inc      COM              580645109     1666    24470 SH       SOLE                             24470
Medtronic Inc                  COM              585055106     2041    39350 SH       SOLE                             39350
Merrill Lynch & Co             COM              590188108     1828    21875 SH       SOLE                             21875
Microsoft Corp                 COM              594918104     2251    76371 SH       SOLE                             76371
Morgan Stanley                 COM              617446448     1404    16740 SH       SOLE                             16740
Nike Inc Cl B                  COM              654106103      617    10580 SH       SOLE                             10580
Nordstrom Inc                  COM              655664100     1298    25400 SH       SOLE                             25400
Northern Trust Corp.           COM              665859104      779    12120 SH       SOLE                             12120
Omnicom Group                  COM              681919106     1384    26150 SH       SOLE                             26150
PNC Financial                  COM              693475105     1127    15750 SH       SOLE                             15750
Penney, J C Inc                COM              708160106      257     3550 SH       SOLE                              3550
Pfizer Inc                     COM              717081103      483    18900 SH       SOLE                             18900
Post Properties Inc            COM              737464107      219     4200 SH       SOLE                              4200
Praxair Inc                    COM              74005P104     1559    21650 SH       SOLE                             21650
Procter & Gamble Co            COM              742718109     2788    45556 SH       SOLE                             45556
Reliance Steel                 COM              759509102     1983    35250 SH       SOLE                             35250
Sandisk Corp                   COM              80004C101      502    10250 SH       SOLE                             10250
Schering Plough Corp           COM              806605101      316    10375 SH       SOLE                             10375
Smith International Inc        COM              832110100      553     9428 SH       SOLE                              9428
Southern Co                    COM              842587107      564    16438 SH       SOLE                             16438
St Jude Medical Inc            COM              790849103      613    14780 SH       SOLE                             14780
Stryker Corp                   COM              863667101      447     7080 SH       SOLE                              7080
SunTrust Banks Inc             COM              867914103      750     8748 SH       SOLE                              8748
United Technologies Corp       COM              913017109     3862    54454 SH       SOLE                             54454
UnitedHealth Group Inc         COM              91324p102     1268    24800 SH       SOLE                             24800
V F Corp                       COM              918204108      211     2300 SH       SOLE                              2300
Wachovia Corp                  COM              929903102      801    15635 SH       SOLE                             15635
Wal-Mart Stores Inc            COM              931142103     2259    46960 SH       SOLE                             46960
Walgreen Co                    COM              931422109      977    22450 SH       SOLE                             22450
Wellpoint Health Networks      COM              94973V107     1309    16400 SH       SOLE                             16400
Wellpoint Inc                  COM              94973V107      950    11900 SH       SOLE                             11900
Wells Fargo Company            COM              949746101      785    22330 SH       SOLE                             22330
Western Digital Corp           COM              958102105     1269    65600 SH       SOLE                             65600
Wyeth                          COM              983024100     2813    49060 SH       SOLE                             49060
XTO Energy Inc                 COM              98385X106     2634    43829 SH       SOLE                             43829
American EuroPacific Growth Fu                  298706102      313 6030.949000SH     SOLE                        6030.949000
American High Income Tr SBI                     026547109      183 14517.391000SH    SOLE                        14517.391000
Blackrock Large Cap Fd Institu                  09250J817      337 16055.928000SH    SOLE                        16055.928000
Columbia Marsico Growth Fd Cl                   638914473      338 15895.545000SH    SOLE                        15895.545000
Munder Midcap Core Growth Fd C                  626124283      285 9691.723000SH     SOLE                        9691.723000
New Perspective Fund Cl A                                      245 7000.119000SH     SOLE                        7000.119000